Document and Entity Information	May 16, 2022
Details
Registrant CIK	0001451433
Document Type	8-K
Document Period End Date	May 16, 2022
Entity Registrant Name	NUTRANOMICS, INC.
Entity Incorporation, State or Country Code	WY
Entity Tax Identification Number	98-0603540
Entity Address, Address Line One	605 Portland Ave.
Entity Address, Address Line Two	Unit 154
Entity Address, City or Town	Gladstone
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97027
City Area Code	408
Local Phone Number	495-3142
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false